Income Tax Expense	12 Months Ended
Jun. 30, 2022
Disclosure Of Income Tax Text Block Abstract
Income Tax Expense

Note 5. Income Tax Expense

	30 June 2022 A$	30 June 2021 A$
Unused tax losses for which no deferred tax asset has been recognized	48,058,129	44,178,579
Potential tax benefit @ 25% (2021: 26%)	12,014,532	11,486,431

The group operates in different tax jurisdictions and continues to meet its statutory requirements in these jurisdictions. The tax losses in each jurisdiction are subject to testing to make sure they meet all relevant statutory tests for them to be offset against future income. The group is currently undergoing an analysis for utilization of the carried forward losses.

Numerical reconciliation of income tax expense to prima facie tax payable

	30 June 2022 A$	30 June 2021 A$
Loss from continuing operations before income tax expense	(2,854,254)	(8,384,465)
Tax at the Australian tax rate of 25% (2021: 26%)	(713,564)	(2,179,961)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(64,375)	(92,614)
Accounting expenditure subject to R&D tax incentive	147,989	212,907
Share-based payments	23,723	550,163
Net impact of other amounts not deductible (taxable)	(363,661)	428,003
Subtotal	(969,888)	(1,081,502)
Tax losses and other timing differences for which no deferred tax asset is recognized	969,888	1,081,502
Income tax expense	-	-